RELATED-PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 0	$ 3,333
Director [Member]
Related Party Transaction [Line Items]
Convertible Promissory Note Converted Amount			66
Convertible Promissory Note Converted Shares		4,990,925
Related Party Debt Transactions [Member]
Related Party Transaction [Line Items]
Related Parties Invested Amount	$ 5
Debenture And Warrants Aggregate Purchase Price	$ 15
Warrants Issued To Purchase Common Stock Shares	138,889
Related Party Debt Transactions [Member] | 8% Senior Convertible Debentures [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 6
Neuro Assets [Member]
Related Party Transaction [Line Items]
Consulting services		$ 660	350
Chief Scientific Officer [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		147,265
Joseph Rubinfeld [Member]
Related Party Transaction [Line Items]
Consulting services		$ 142	$ 10